Organization and Nature of Operations	12 Months Ended
Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Organization and Nature of Operations

Note 1 - Organization and Nature of Operations

Organization and Nature of Operations

EzFill Holding, Inc. and Subsidiary (“EzFill,” “EHI,” “we,” “our” or “the Company”), and its operating subsidiary, was incorporated on March 28, 2019, in the State of Delaware and operates in Florida providing an on-demand mobile gas delivery service. Its wholly owned subsidiary Neighborhood Fuel Holdings, LLC is inactive.

Basis of Presentation

The accompanying unaudited consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Liquidity and Going Concern

As reflected in the accompanying consolidated financial statements, for the year ended December 31, 2023, the Company had:

●	Net loss of $10,471,889; and
●	Net cash used in operations was $6,643,397

Additionally, at December 31, 2023, the Company had:

●	Accumulated deficit of $45,317,050
●	Stockholders’ deficit of $1,906,206; and
●	Working capital deficit of $5,210,669

The Company anticipates that it will need to raise additional capital immediately in order to continue to fund its operations. The Company has relied on related parties for the debt based funding of its operations. There is no assurance that the Company will be able to obtain funds on commercially acceptable terms, if at all. There is also no assurance that the amount of funds the Company might raise will enable the Company to complete its initiatives or attain profitable operations.

The Company’s operating needs include the planned costs to operate its business, including amounts required to fund working capital and capital expenditures. The Company’s future capital requirements and the adequacy of its available funds will depend on many factors, including the Company’s ability to successfully expand to new markets, competition, and the need to enter into collaborations with other companies or acquire other companies to enhance or complement its product and service offerings.

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022

There can be no assurances that financing will be available on terms which are favorable, or at all. If the Company is unable to raise additional funding to meet its working capital needs in the future, it will be forced to delay, reduce, or cease its operations.

We manage liquidity risk by reviewing, on an ongoing basis, our sources of liquidity and capital requirements. The Company had cash on hand of $226,985 at December 31, 2023.

The Company has historically incurred significant losses since inception and has not demonstrated an ability to generate sufficient revenues from the sales of its products and services to achieve profitable operations. In making this assessment we performed a comprehensive analysis of our current circumstances including: our financial position, our cash flows and cash usage forecasts for the twelve months ended December 31, 2024, and our current capital structure including equity-based instruments and our obligations and debts.

These factors create substantial doubt about the Company’s ability to continue as a going concern within the twelve-month period subsequent to the date that these financial statements are issued.

The consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern. Accordingly, the financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

Management’s strategic plans include the following:

●	Expand into new and existing markets (commercial and residential),
●	Obtain additional debt and/or equity based financing,
●	Collaborations with other operating businesses for strategic opportunities; and
●	Acquire other businesses to enhance or complement our current business model while accelerating our growth.

Next Charging LLC [Member]
Restructuring Cost and Reserve [Line Items]
Organization and Nature of Operations

Note 1 – Business Organization, Nature of Operations and Name Change

Next Charging LLC (now NextNRG Holding Corp.) and its wholly-owned subsidiary Next NRG LLC was incorporated on April 20, 2016, under the laws of the State of Florida. Next Charging LLC is a forward-thinking technology company dedicated to revolutionizing the Green Energy industry.

On March 1, 2024, Next Charging LLC was reincorporated in Nevada as a C-Corporation and changed its name to NextNRG Holding Corp. (“NextNRG” or “the Company”).